American High-Income Municipal Bond Fund®
Investment portfolio
April 30, 2019
unaudited
Bonds, notes & other debt instruments 95.00% Alabama 1.04%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$ 500	$ 566
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	10,000	10,623
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	5,662
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,168
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,327
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Bonds, Series 2013-E, 0% 2028	250	161
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,763
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	778
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,100	8,269
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,112
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	628
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	971
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	6,242
County of Jefferson, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,458
County of Jefferson, Sewer Rev. Warrants, Series 2013-F, 0% 2046 (7.75% on 10/1/2023)[1]	2,500	2,313
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	3,500	4,501
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,764
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2036	3,400	3,732
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	6,055	6,125
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019A, 4.50% 2032[2]	4,500	4,749
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019A, 5.25% 2044[2]	2,000	2,146
		75,058
Alaska 0.17%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	4,040	4,307
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2033	2,000	2,149
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2034	2,000	2,143
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	2,988
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,043
		12,630
American Samoa 0.16%
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 2038[2]	11,000	11,457
Arizona 2.77%
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2021[2]	500	514
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2022[2]	500	517
American High-Income Municipal Bond Fund — Page 1 of 72

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023[2]	$ 345	$ 359
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 2029[2]	770	813
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 2033[2]	700	740
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	670	681
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	620
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,590
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 4.15% 2048 (put 2020)[3]	2,500	2,509
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	1,680	1,897
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[2]	1,280	1,318
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[2]	570	589
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[2]	1,200	1,279
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[2]	2,500	2,649
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[2]	3,750	3,983
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[2]	1,500	1,603
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[2]	2,450	2,600
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[2]	6,160	6,568
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[2]	675	721
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[2]	1,035	1,088
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[2]	3,115	3,264
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[2]	2,600	2,686
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[2]	2,125	2,234
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[2]	1,550	1,624
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[2]	735	739
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[2]	1,325	1,419
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[2]	1,550	1,641
Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Southwest Las Vegas Campus), Series 2018, 5.25% 2022[2]	9,000	8,969
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[2]	1,350	1,368
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[2]	3,855	3,910
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[2]	2,500	2,523
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[2]	1,810	2,005
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[2]	3,230	3,534
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[2]	565	571
American High-Income Municipal Bond Fund — Page 2 of 72

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[2]	$ 440	$ 469
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[2]	700	735
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2038[2]	4,000	4,510
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2052[2]	3,625	4,015
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2036[2]	2,500	2,670
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2047[2]	4,540	4,774
County of Maricopa, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 5.00% 2035	3,000	3,068
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	6,055	6,410
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	5,500	5,727
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[2]	1,500	1,588
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[2]	7,100	7,390
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional School Phoenix Campus), Series 2017-B, 4.00% 2022[2]	7,250	7,180
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[2]	18,900	18,717
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[2]	1,250	1,343
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[2]	1,560	1,777
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[2]	6,900	7,825
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[2]	1,590	1,680
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[2]	2,250	2,339
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[2]	3,460	3,526
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2041[2]	10,000	10,496
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2046[2]	2,500	2,611
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.00% 2038[2]	1,850	1,872
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 2048[2]	3,000	3,041
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 2053[2]	3,000	3,027
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,420
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Series 2018, AMT, 7.25% 2033[2]	11,000	11,409
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.00% 2037[2]	700	778
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.125% 2047[2]	1,900	2,092
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	508
American High-Income Municipal Bond Fund — Page 3 of 72

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	$1,000	$ 1,057
University Medical Center Corp., Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,008
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.80% 2027 (put 2021)	2,500	2,535
		200,722
Arkansas 0.03%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.85% 2044 (put 2022)[3]	1,000	1,017
County of Jefferson, Hospital Rev. Ref. Bonds (Jefferson Regional Medical Center), Series 2011, Assured Guaranty Municipal insured, 4.00% 2023	1,000	1,013
		2,030
California 5.91%
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	112
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	166
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	177
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	353
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030 (preref. 2020)	2,905	3,020
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,245
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	775	782
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,540	3,565
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,351
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,705
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,500	4,848
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 3.40% 2045 (put 2024)[3]	1,500	1,540
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.70% 2024	600	620
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.80% 2025	650	670
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.90% 2026	625	643
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2029	1,000	761
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2030	1,100	800
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2031	2,000	1,391
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	955	1,103
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,606
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,098
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,104
American High-Income Municipal Bond Fund — Page 4 of 72

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	$ 945	$ 1,044
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	658
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	682
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	3,009
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	4,000	4,161
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,301
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	2,047
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,453
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,675
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042 (6.85% on 1/15/2024)[1]	1,250	1,221
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,117
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015-A, 0% 2034	4,000	2,483
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015-A, 0% 2035	1,000	598
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	4,140
Grossmont Union High School Dist., G.O. Bonds, 2004 Election, Series 2008, 0% 2032	5,000	3,417
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	252
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,350
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	590
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	633
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	380
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 2036	1,000	1,075
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)	23,750	22,444
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2010-E, 1.75% 2026 (put 2022)	8,215	7,763
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	394
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	590	662
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	688
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	419
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	332
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	588
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	372
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	468
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,170	1,335
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2027	70	79
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,685	2,986
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	6,540	7,210
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,112
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,307
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	730	781
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	546
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	1,800	2,656
Moorpark Unified School Dist., G.O. Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,454
Morongo Band of Mission Indians, Rev. Ref Bonds, Series 2018-B, 5.00% 2042[2]	5,665	6,171
Municipal Fin. Auth., Charter School Rev. Bonds (Bella Mente Montessori Academy), Series 2018-A, ACA insured, 5.00% 2038[2]	840	899
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Multiple Projects), Series 2014-A, 6.00% 2023	$ 750	$ 789
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	831
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,906
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[2]	2,035	2,298
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	5,600	6,350
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	831
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,342
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,084
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,465
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	1,000	1,034
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	9,600	9,984
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	3,205	3,650
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	2,500	2,806
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,163
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,694
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	725	776
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	7,350	7,367
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	2,026
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 2.456% 2027[3]	12,070	11,819
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	575	632
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	4,000	4,527
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2054	6,800	7,675
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,833
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,506
Palomar Pomerado Health, Certs. of Part., Series 2009, 6.75% 2039 (preref. 2019)	1,500	1,539
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	1,000	1,066
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	2,750	2,073
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	6,497
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,724
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,461
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,725	1,876
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds, Series 2017, AMT, 8.00% 2039[2]	12,100	13,131
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (CalPlant I Project), Series 2017, AMT, 7.50% 2032[2]	1,000	1,047
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 1.90% 2042 (put 2019)[2]	2,250	2,250
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	6,000	6,328
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,326
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,626
Public Fin. Auth., University Housing Rev. Bonds (NCCD - Claremont Properties LLC - Claremont Colleges Project), Series 2017-A, 5.00% 2047[2]	1,545	1,595
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	23
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	$ 5	$ 6
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Series 2011-B, 5.00% 2031 (preref. 2021)	5	5
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,141
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	514
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,785	1,980
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035	425	466
Community of River Islands, Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2038	3,750	4,106
Community of River Islands, Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	4,545	4,906
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Series 2011-B, 0% 2039	4,000	1,904
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	571
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	230	261
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,000	1,124
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	455	509
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2031	595	662
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	500	553
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 2.309% 2034[3]	5,000	4,820
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,290	11,426
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2027	355	402
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2028	785	883
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2029	245	274
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2030	245	274
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	2,880	2,933
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,500
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	7,500	8,827
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039 (preref. 2019)	1,000	1,013
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,096
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	789
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2029	1,300	1,415
American High-Income Municipal Bond Fund — Page 7 of 72

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	$1,140	$1,235
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,061
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,475
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,247
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,630
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2024 (preref. 2021)	1,700	1,319
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Series 2011, 0% 2025 (preref. 2021)	4,000	2,860
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.10% 2030	920	986
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	1,897
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	1,951
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	4,460	5,250
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	1,000	1,033
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	2,000	2,112
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 2029[2]	1,000	1,086
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy - Obligated Group), Series 2018-A, 5.00% 2048[2]	1,000	1,047
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2028[2]	595	653
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2043[2]	760	803
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 2046[2]	1,850	1,912
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2017-A, 5.125% 2047[2]	750	784
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2017-A, 5.25% 2052[2]	250	262
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 2047[2]	1,470	1,531
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools - Obligated Group), Series 2017-G, 5.00% 2037[2]	360	378
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	7,100	8,062
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	440	500
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2047[2]	1,985	2,089
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2052[2]	1,350	1,412
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2021[2]	370	384
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2022[2]	385	405
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2023[2]	400	426
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2024[2]	420	451
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2025[2]	235	254
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	1,000	1,089
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2027	100	100
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2028	$ 120	$ 119
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2030	175	171
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2031	460	446
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	2,870	2,856
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 2033 (put 2023)	1,050	1,052
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	1,450	1,453
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	6,000	6,153
Statewide Communities Dev. Auth., Rev Bonds (Daughters of Charity Health System - St. Francis Medical Center), Series 2005-G, 5.75% 2035	30	29
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,035
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,546
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	850	922
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,105
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,055	1,136
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,437
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	1,500	1,586
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,063
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,070
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	720	831
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	3,750	4,085
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[2]	1,500	1,538
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	4,500	4,623
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2040	1,150	1,290
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	5,810	6,240
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	875	911
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,476
		427,899
American High-Income Municipal Bond Fund — Page 9 of 72

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Bonds, notes & other debt instruments (continued) Colorado 5.60%	Principal amount (000)	Value (000)
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 2047[4]	$ 515	$ 520
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	1,585	1,619
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	575	583
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 2047[4]	1,988	2,010
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	840	878
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2047	1,200	1,242
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 2047[4]	670	671
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 2027	1,030	1,035
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2037	1,055	1,092
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,950	2,008
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 2047[4]	500	509
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	790	802
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	7,250	7,417
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.25% 2030	500	524
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.75% 2045	1,450	1,519
County of Arapahoe, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	1,500	1,560
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,804
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	1,685	1,917
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	6,000	6,691
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	4,750	5,229
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,135	1,178
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-B, 7.00% 2047[4]	500	512
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Bonds, Series 2017-C, 10.75% 2049[4]	1,026	1,024
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.00% 2025	1,000	1,009
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.375% 2033	2,000	2,010
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2045	2,250	2,294
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-B, 7.25% 2045[4]	1,000	1,010
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	2,000	2,067
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,020
City of Arvada, Westown Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,400	1,415
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	2,977
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-B, 7.25% 2046[4]	683	669
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	635
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 2046	$ 3,140	$ 3,152
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 2048	13,490	13,549
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 4.50% 2028	555	562
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 5.125% 2037	550	569
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 7.25% 2035[4]	636	641
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018-A, 5.125% 2043	500	514
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	2,265	2,445
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	3,085	3,282
City of Aurora, Southlands Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	600	648
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2007, 5.20% 2036	3,225	3,229
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	504	532
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,182
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 6.75% 2038[4]	720	725
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 2047	1,000	1,012
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	2,980	3,071
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.125% 2048	9,825	10,133
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.75% 2046	4,450	4,567
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 6.00% 2050	3,700	3,831
City and County of Broomfield, Midcities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 2046	1,428	1,433
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	900	889
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 5.00% 2046	3,000	3,042
Town of Castle Rock, Promenade at Castle Rock Metropolitan Dist. No. 1, G.O. Bonds, Series 2015-A, 5.75% 2039	9,300	9,729
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.00% 2021	433	430
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	489
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2030	3,605	3,793
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,620	1,664
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2046	5,200	5,276
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2030	1,505	1,647
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2051	4,000	4,119
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 2026	3,545	3,647
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 2033	3,040	3,174
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 2048	3,125	3,229
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 2047[4]	$ 3,488	$ 3,543
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 2048	2,475	2,542
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2035	5,000	5,948
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	2,500	3,234
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,295	1,321
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	623
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,443
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,478
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,436
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2014, 5.00% 2043	1,250	1,322
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,853
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,605
City and County of Denver, International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 2046	5,475	5,915
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,129
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,042
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,128
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,214
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	3,750	3,880
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	3,430	3,549
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,325	896
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	3,600	1,639
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.709% 2039 (put 2021)[3]	1,000	1,008
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 2037	5,065	2,262
City of Fort Collins, Harmony Technology Park Metropolitan Dist. No.2, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 2047	5,270	5,355
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,520
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	3,000	3,385
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,679
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	111
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,612
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	1,000	1,092
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028	1,500	1,762
American High-Income Municipal Bond Fund — Page 12 of 72

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	$ 1,360	$ 1,559
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037	2,300	2,591
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,339
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047	3,500	3,885
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	540
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,405	12,029
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	4,690	5,171
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,137
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,430	2,719
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[5]	2,500	1,645
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[5]	5,500	3,619
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,252
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	833
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,176
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	7,762
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,100
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	597
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,141
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,690
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,755
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.00% 2027	455	523
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2031	2,395	2,720
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2032	850	961
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2037	2,300	2,559
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	12,230	13,395
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,521
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,480	1,592
Independence Metropolitan Dist. No.3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 2049	7,100	7,230
Independence Water & Sanitation Dist., Water Activity Enterprise Special Rev. Bonds, Series 2019, 7.25% 2038	6,500	6,729
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020[2]	1,500	1,557
Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 2028[4]	1,140	1,156
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2021[2]	1,500	1,582
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2022[2]	1,900	2,031
Town of Parker, Westcreek Metropolitan Dist. No.2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 2048	800	804
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,535
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2037	2,625	2,967
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2049	3,500	3,898
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,765
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	13,800	14,325
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	4,953
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,691
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017, 7.75% 2047[4]	$ 644	$ 658
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,514
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2036	1,335	1,377
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	6,490	6,648
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 2046[4]	1,500	1,490
County of Weld, Vista Ridge Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 9.50% 2040 (preref. 2021)[1]	2,220	2,693
		405,595
Connecticut 0.94%
G.O. Bonds, Series 2018-E, 5.00% 2028	1,000	1,221
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	995	1,016
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	7,600	7,750
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2030[2]	3,250	3,629
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2039[2]	11,055	11,845
Health and Educational Facs. Auth., Rev. Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Inc. Project), Series 2016-A, 5.00% 2053[2]	1,640	1,703
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	905	950
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	900	938
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	895	937
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	450	470
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	4,135	4,266
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,510	1,558
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	7,170	7,576
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 2026[2]	6,345	6,720
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2045[2]	2,495	2,582
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	9,342	9,959
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[2]	4,500	4,973
		68,093
Delaware 0.03%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2050	2,235	2,497
District of Columbia 0.83%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 6.50% 2044[1]	5,000	6,503
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2035	6,000	3,390
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,000	5,119
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	2,895	3,183
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,680
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	3,170	3,446
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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2032	$ 1,000	$ 1,076
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2052	1,750	1,820
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	6,330	7,023
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	173,025	26,706
		59,946
Florida 5.20%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	568
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,262
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,692
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 2.629% 2037[3]	1,745	1,670
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,034
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	108
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	365	403
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	3,000	3,303
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	2,450	2,691
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,746
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	818
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,205
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,269
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,263
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), Series 2015, 6.00% 2045[2]	2,500	2,697
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 5.67% 2028 (preref. 2019)	5,000	5,136
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 2038[2]	1,105	1,143
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 2048[2]	2,595	2,646
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 2037[2]	5,225	5,226
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 2047[2]	10,000	9,826
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2037[2]	860	900
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2047[2]	1,785	1,837
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2052[2]	895	915
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2039	1,000	1,171
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	700	700
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2043	1,260	1,414
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2048	8,000	8,984
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,535	1,676
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,133
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc.), Series 2017, AMT, 5.00% 2029 (put 2022)[2]	8,330	8,658
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, 6.50% 2049 (put 2029)[1,2]	$13,350	$13,691
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,487
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,154
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,135
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2042	2,000	2,212
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.50% 2033[2]	2,000	2,107
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.75% 2038[2]	2,150	2,272
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 5.00% 2048[2]	3,000	3,203
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-B, 5.00% 2053[2]	3,000	3,175
County of Hillsborough, Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,220	3,234
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2027	1,000	1,213
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	485	495
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2045	2,090	2,118
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,055
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,157
County of Lee, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,910
County of Lee, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,562
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,855
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,074
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045	500	541
County of Martin, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	263
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,071
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,921
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,415	2,648
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,646
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,201
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,447
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,336
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.00% 2023	1,000	1,017
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.75% 2027	750	781
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.125% 2039	1,000	1,041
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.25% 2049	$ 2,000	$ 2,085
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	2,000	2,233
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,110
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,000	1,103
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,935	2,123
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,178
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,699
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,816
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,810
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,400	2,483
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	3,225	3,589
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	4,000	4,435
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	19,239
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	11,500	12,629
City of North Port, West Villages Improvement Dist. (Unit of Dev. No. 2), Special Assessment Bonds, Series 2005, 5.80% 2036[1,5]	5,835	4,493
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,200
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,655
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,271
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,667
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,497
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,880	5,312
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,814
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,433
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,895	5,595
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	1,315	1,472
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2026	1,000	1,094
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2028	1,875	2,045
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,337
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-B, 5.00% 2036	2,000	2,155
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	3,045	3,045
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,985	2,997
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[5]	1,035	94
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036[1]	150	154
American High-Income Municipal Bond Fund — Page 17 of 72

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[1]	$ 280	$ 291
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020[1]	80	81
County of Polk, Lake Ashton II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,070
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,429
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,170	3,409
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,151
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 2014[5]	10,260	— [6]
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2011, 0% 2039[7,8]	34,815	6,632
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[5]	2,125	1,700
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013[5]	2,035	1,424
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	3,811
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	3,055	2,931
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	220	209
County of St. Johns, Tolomato Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.40% 2037	930	931
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2037	2,150	2,298
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2042	3,200	3,388
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2047	3,645	3,844
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2052	6,695	7,038
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-1, 3.30% 2023	1,500	1,501
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-2, 2.70% 2022	1,100	1,095
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2022	215	227
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2025	225	247
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2027	180	199
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2030	120	131
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	4,350	4,973
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2024[2]	1,000	1,122
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2030[2]	6,000	6,661
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,295	2,392
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,484
American High-Income Municipal Bond Fund — Page 18 of 72

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	$1,250	$ 1,382
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	4,400	4,796
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	3,945	4,403
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,115
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,709
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,726
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,990	1,977
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	1,986
		376,741
Georgia 1.68%
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 6.75% 2035	3,800	3,911
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 7.00% 2040	6,165	6,388
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,495	1,495
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	140
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	7,000	7,126
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,139
County of Clayton, Dev. Auth., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,358
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,181
Counties of DeKalb, Newton and Gwinnett, Joint Dev. Auth., Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029 (preref. 2019)	1,850	1,863
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	10,137
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	8,565	9,044
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,020	3,015
County of Hall and City of Gainesville, Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029 (preref. 2019)	710	728
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	471
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,581
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009, 5.50% 2039	1,160	1,165
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009, 5.50% 2039 (preref. 2019)	455	457
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	4,280	4,401
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 2037[2]	1,200	1,230
American High-Income Municipal Bond Fund — Page 19 of 72

unaudited
Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 2047[2]	$ 1,680	$ 1,717
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 2052[2]	1,530	1,566
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,136
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,211
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	4,000	4,330
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	860	980
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	1,785	2,237
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 2037[2]	2,500	2,750
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	6,986
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	20,415
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,126
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,181
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2024[2]	2,115	1,599
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2034[2]	3,495	1,435
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 2049 (7.00% on 6/1/2024)[1,2]	6,755	4,885
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 2038[2]	2,500	2,540
		121,924
Guam 0.88%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	8,000	8,231
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,724
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	7,990	9,222
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2020	650	662
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2025	1,500	1,582
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,506
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	4,515	4,704
Business Privilege Tax Bonds, Series 2011-A, 5.25% 2036	540	563
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,030	2,110
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	1,745	1,802
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	3,700	4,174
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2026	4,080	4,593
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2030	2,000	2,206
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2032	3,000	3,272
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,010	1,082
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,000	1,073
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,000	1,081
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	725	805
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2031	585	662
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2033	465	522
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2035	400	446
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	2,600	2,938
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,055	1,188
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	1,445	1,621
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,000	1,109
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,104
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	500	523
American High-Income Municipal Bond Fund — Page 20 of 72

unaudited
Bonds, notes & other debt instruments (continued) Guam (continued)	Principal amount (000)	Value (000)
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	$ 1,300	$ 1,411
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,899
		63,815
Hawaii 0.41%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2038	6,000	7,036
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	5,000	5,790
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	14,097
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029 (preref. 2019)	825	856
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044 (preref. 2019)	2,000	2,077
		29,856
Idaho 0.21%
Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 1.70% 2048 (put 2019)	2,000	2,000
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034[2]	2,420	2,540
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044[2]	7,015	7,390
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	1,500	1,684
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 2049[2]	1,180	1,302
		14,916
Illinois 14.66%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 2033	1,645	1,695
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 2041	4,230	4,307
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	4,864
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	8,890	9,362
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,679
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,910	7,949
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[2]	26,060	31,593
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,278
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,901
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,061
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,155
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 2023	4,000	4,287
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,668
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,099
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 1998-B-1, FGIC insured, 0% 2028	5,470	3,825
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[2]	3,500	4,326
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[2]	28,185	34,272
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,100
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,155
American High-Income Municipal Bond Fund — Page 21 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	$ 4,000	$ 4,325
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,575
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,155
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,269
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	12,000	12,832
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,207
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,532
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	2,500	2,806
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,275
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,500
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	12,000	13,020
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	2,090
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,014
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,866
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	970
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	1,940
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	266
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	500	548
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,082
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	970	990
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	514
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	604
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	377
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,203
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	500	549
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	219
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	531
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	250	272
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2040	1,450	1,568
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2008-C, 0% 2030	8,000	5,346
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	106
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	3,140	3,303
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,251
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	12,745
City of Chicago, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,336
City of Chicago, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	438
City of Chicago, G.O. Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,056
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,099
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,269
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	3,105	3,421
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,670	1,785
City of Chicago, G.O. Rev. Ref. Bonds, Series 2016-C, 5.00% 2038	3,500	3,712
City of Chicago, G.O. Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	7,511
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,133
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,900
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,125
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,767
American High-Income Municipal Bond Fund — Page 22 of 72

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	$ 515	$ 546
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	2,070	2,212
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	1,500	1,706
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,772
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,529
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	4,745	5,339
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,369
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,358
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2053	5,000	5,714
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 2048	6,250	7,046
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	170
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,140	906
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	2,475	1,487
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2019	1,200	1,181
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B-1, National insured, 0% 2031	5,285	3,175
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, National insured, 0% 2024	2,070	1,712
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,440	12,687
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	8,861
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	14,980	17,538
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	23,824
City of Chicago, Wastewater Transmission Rev. Bonds (Second Lien), Series 2017-A, 5.00% 2037	3,000	3,328
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,292
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	460	469
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,122
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	464
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	3,993
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,101
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,159
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,153
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	799
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,881
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,284
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,042
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	274
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	6,881
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,137
American High-Income Municipal Bond Fund — Page 23 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2001, 5.75% 2030	$ 3,000	$ 3,688
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2012, 5.00% 2042	4,370	4,644
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2014, 5.00% 2029	1,605	1,794
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2014, 5.00% 2044	500	546
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,290	2,623
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2038	5,000	5,658
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,300	8,307
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	1,995	2,387
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	3,000	3,127
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	7,100	7,897
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	311
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	416
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	3,000	3,419
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	3,500	3,944
County of DuPage, Special Service Area No. 31, (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 2036	4,433	4,442
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,500	1,628
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,410
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	3,860	3,994
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,106
Fin. Auth., Rev. Bonds (Christian Homes Inc.), Series 2010, 6.125% 2027	645	665
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	8,839
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,137
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,472
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,236
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,484
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	7,250	6,483
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	239
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2045	3,500	3,693
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	1,465	1,527
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,050
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	12,000	13,199
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	18,811
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,052
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.75% 2030 (preref. 2019)	130	132
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,622
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,031
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,310
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,168
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,157
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,592
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,558
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,716
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,578
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 3.101% 2036 (put 2021)[3]	800	803
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	259
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,755	1,862
American High-Income Municipal Bond Fund — Page 24 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	$ 5	$ 6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,277
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	10,789
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,190
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,290
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,475
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,820	4,417
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,283
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,578
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	991
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,372
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,238
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,653
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,249
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,243
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,233
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,750	1,941
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,669
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011-IL, 5.00% 2030 (preref. 2021)	275	298
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,169
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,445
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), Series 2016, 5.00% 2031	1,875	1,997
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), Series 2016, 5.00% 2036	1,000	1,053
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039 (preref. 2019)	3,500	3,544
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	1,795	1,843
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,361
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,125
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,186
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,073
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	9,705	9,873
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	127
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,304
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	8,898
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,394
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,017
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	291
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,071
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,048
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,586
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	810
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	852
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	763
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,515
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	700	702
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	11,278
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,101
American High-Income Municipal Bond Fund — Page 25 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	$ 1,000	$ 1,056
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	19,125	20,341
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,689
Fin. Auth., Student Housing Rev. Bonds, (CHF-Dekalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	4,440	4,518
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,041
G.O. Bonds, Series 2013, 5.00% 2021	860	905
G.O. Bonds, Series 2013, 5.00% 2023	685	737
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,166
G.O. Bonds, Series 2013, 5.50% 2033	3,715	3,961
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,058
G.O. Bonds, Series 2014, 5.00% 2022	885	939
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,240
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,168
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,186
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,073
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,264
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,087
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,638
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,287
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,060
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,233
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,233
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,372
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,208
G.O. Bonds, Series 2017-B, 5.00% 2019	3,550	3,602
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	8,228
G.O. Bonds, Series 2017-D, 5.00% 2027	13,770	15,231
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	10,000	11,013
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	10,500	11,607
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,720
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	5,525
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	412
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	1,750	1,843
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,284
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,304
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	799
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,702
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,106
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,054
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,211
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,432
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,213
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,261
City of Granite, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 2.25% 2027 (put 2019)	2,500	2,500
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	4,120	4,258
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	2,845	2,952
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,405
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,327
American High-Income Municipal Bond Fund — Page 26 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	$ 1,140	$1,331
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	750	859
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2039	1,165	1,318
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2026	620	715
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2029	1,610	1,895
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2031	780	905
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 2034	1,442	1,445
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,397
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,651
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	101
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,553
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	5,370
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	5,956
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	5,671
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	1,647
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,630	910
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	13,350	3,164
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	620	666
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	9,013
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 5.00% 2027	3,500	2,759
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,120
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	5,819
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	30,760	6,119
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	19,175	3,925
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	296
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,074
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,917
American High-Income Municipal Bond Fund — Page 27 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	$ 500	$ 527
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,516
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,238
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,274
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 1999-A, National insured, 0% 2022	4,250	3,919
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 1999-A, National insured, 0% 2025	105	87
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 1999-A, National insured, 0% 2029	1,095	757
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	566
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-A, 4.00% 2028	325	321
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,926
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	790
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	318
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,311
Board of Trustees of the Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	3,945	4,084
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	550	673
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	3,000	3,756
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2025	500	402
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2026	500	385
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2001, AMBAC insured, 0% 2023	2,610	2,267
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,709
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,500	2,790
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,114
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	4,000	4,535
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,165
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	2,750	3,125
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	544
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,985	3,319
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	829
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	2,160	2,252
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,155
American High-Income Municipal Bond Fund — Page 28 of 72

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	$ 5,000	$ 5,275
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2023	775	860
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	120	125
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2027	1,129	1,146
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	1,246	1,284
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	4,993	5,627
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	7,551	7,743
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	4,331	4,912
		1,061,838
Indiana 1.78%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,000
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	9,093
Fin. Auth., Facs. Rev. Ref. Green Bonds (RES Polyflow Project), Series 2019, AMT, 7.00% 2039[2]	10,500	10,725
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,184
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,664
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	17,754
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,154
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,270
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,799
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,501
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,705
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,437
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,689
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,650
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,200	4,608
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	4,913
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,117
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,146
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,728
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,117
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,244
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	834
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	3,125	3,205
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	815	845
Indianapolis Local Public Improvement Bond Bank, Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,301
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,057
American High-Income Municipal Bond Fund — Page 29 of 72

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	$ 1,570	$ 1,657
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,584
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,000	3,307
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,326
		128,614
Iowa 0.87%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-A, 5.25% 2050 (put 2033)	1,585	1,674
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	8,470	9,083
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	7,620	7,722
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,450	13,424
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 2026[2]	2,320	2,439
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2019, 3.125% 2022	2,500	2,517
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,337
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2043	1,500	1,598
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2048	7,000	7,437
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	1,150	1,255
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2033	1,000	1,072
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2038	1,000	1,060
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2048	2,000	2,093
Student Loan Liquidity Corp., Student Loan Rev. Ref. Bonds, Series 2018-A, AMT, 3.75% 2033	6,500	6,650
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	3,525	3,488
		62,849
Kansas 0.34%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,964
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,241
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2027	750	839
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2029	1,205	1,336
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2031	1,330	1,462
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2039	5,660	6,090
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	680	685
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	5,000	5,043
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	750	762
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	2,125	2,167
		24,589
Kentucky 1.04%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2032	500	502
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2036	2,000	1,992
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,416
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2030	1,110	1,232
American High-Income Municipal Bond Fund — Page 30 of 72

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	$ 4,295	$ 4,568
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 2035	1,750	1,836
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2045	6,515	6,851
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2050	2,650	2,779
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	4,250	4,743
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	8,350	9,284
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	2,720	3,096
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	10,000	11,310
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	1,500	1,626
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	2,320	2,362
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,550	2,986
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,100	1,290
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	590
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,702
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	6,600	7,122
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,057
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,033
		75,377
Louisiana 1.14%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	1,000	1,124
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	1,987
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	7,000	7,717
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	350
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	463
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	577
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,264
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	5,904
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,529
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 2044[2]	3,090	3,151
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 2044[2]	10,510	10,718
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 2044[2]	3,000	3,059
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	6,115
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	3,031
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,151
American High-Income Municipal Bond Fund — Page 31 of 72

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	$ 5,000	$ 5,083
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	500	543
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,246
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	800	888
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,180	11,190
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,093
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	10	12
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	504
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, Series 2015, 5.25% 2051	1,000	1,120
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	890	1,018
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,620	1,845
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033 (preref. 2026)	15	18
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,741
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	625	669
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2037	1,750	1,858
		82,968
Maine 0.38%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 2025[2]	2,000	2,180
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 2035 (put 2025)[2]	250	256
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	1,960
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,089
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	485	527
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,331
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2036	4,000	4,337
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2041	3,375	3,647
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 7.00% 2041	1,500	1,631
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	1,965	2,014
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,238
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,126
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,123
		27,459
Maryland 1.04%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2037	2,100	2,379
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 2027	475	495
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	4,082
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,849
American High-Income Municipal Bond Fund — Page 32 of 72

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$ 660	$ 672
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	2,785	2,898
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2029	1,850	2,208
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2030	1,250	1,482
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2032	1,000	1,164
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,560	3,640
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	7,001
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 2020[2]	430	430
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[2]	2,100	2,247
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[2]	1,680	1,811
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,071
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,561
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,348
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2010, 5.00% 2032 (preref. 2019)	2,000	2,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	4,500	5,011
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 2036	1,500	1,554
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2028[2]	550	566
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2034[2]	750	760
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2039[2]	1,000	1,018
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2047[2]	8,000	8,154
County of Prince George, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[2]	2,500	2,568
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,418	7,447
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	906	909
City of Rockville, Econ. Dev. Rev. Bonds (Ingleside King Farm Project), Series 2017-B, 5.00% 2042	750	794
		75,130
Massachusetts 1.39%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,639
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	4,533	1,210
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 2028[2]	2,835	3,081
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 2033[2]	4,000	4,262
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.00% 2038[2]	4,250	4,447
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2018, 5.125% 2046[2]	7,825	8,170
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	2,500	2,699
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,095
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	3,500	3,950
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2038	500	579
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2044	750	858
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	2,995	3,063
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	270	276
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 2047[2]	1,800	1,908
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	535	539
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024 (preref. 2019)	965	972
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	360	363
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030 (preref. 2019)	640	645
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	5,475	5,926
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	4,505	4,876
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,610	3,914
American High-Income Municipal Bond Fund — Page 33 of 72

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	$ 2,390	$ 2,592
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	15,000	15,288
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,542
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	8,320	8,609
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2018-B, AMT, 3.625% 2034	3,000	3,118
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2010-J-1, 5.25% 2029 (preref. 2019)	1,000	1,006
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2021	405	419
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College Issue), Series 2017, 5.00% 2047	1,250	1,362
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,867
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	335	337
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	665	670
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 2048	1,385	1,472
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,355	2,434
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	1,555	1,633
		100,821
Michigan 2.80%
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,353
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,525	6,121
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2017, 7.50% 2044[2]	6,700	6,457
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2020	500	510
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2021	1,000	1,036
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2024	500	539
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2025	1,350	1,470
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2029	250	276
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	500	550
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2032	1,000	1,085
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2033	500	542
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2034	1,250	1,351
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2036	1,565	1,681
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2037	500	535
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2038	1,300	1,389
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.25% 2039	4,850	5,253
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,086
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,777
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	2,625	2,809
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 2033	2,000	2,244
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	571
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,273
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,700
American High-Income Municipal Bond Fund — Page 34 of 72

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	$1,000	$1,120
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,648
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,034
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,600
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,431
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 2023	2,175	2,251
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	200	204
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,550	1,629
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,837
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,115	2,231
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,295
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,897
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 2027	2,770	2,844
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2032	1,055	1,133
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2037	1,200	1,264
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2047	5,165	5,353
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2052	4,740	4,896
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,000	5,645
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	1,250	1,509
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	5,000	5,325
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	1,400	1,513
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,126
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,021
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	2,270	2,495
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	4,500	4,599
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	3,500	4,006
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	2,005	2,285
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,198
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	3,000	3,052
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,140	1,181
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,002
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,272
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,028
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 2037	4,750	5,104
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,788
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2018, AMT, 7.00% 2030[2]	2,800	3,151
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2018, AMT, 7.00% 2030[2]	6,545	7,365
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2043	5,000	5,728
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2048	2,750	3,138
American High-Income Municipal Bond Fund — Page 35 of 72

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	$ 1,950	$ 1,901
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	1,875
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2007-A, 6.00% 2048	10,095	9,974
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	7,270	7,216
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,177
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,106
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,178
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,466
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,146
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	2,000	2,284
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,708
		202,837
Minnesota 0.29%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	5,000	5,586
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 2037	8,500	8,914
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	355	359
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,025	1,068
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,035	3,122
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 2029[2]	250	259
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 2033[2]	140	148
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 2052[2]	1,600	1,673
		21,129
Mississippi 0.25%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[2]	3,500	3,638
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,143
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,755
County of Warren, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,507
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	4,750	4,843
		17,886
American High-Income Municipal Bond Fund — Page 36 of 72

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Bonds, notes & other debt instruments (continued) Missouri 1.52%	Principal amount (000)	Value (000)
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	$4,465	$5,089
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2040	1,650	1,754
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2045	1,300	1,381
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,465
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2036	1,500	1,593
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2040	2,000	2,104
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,000	2,032
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2011, 6.00% 2041	1,000	1,049
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2034	2,500	2,764
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	5,600	6,109
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-B, 2.875% 2034 (put 2022)	2,600	2,612
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	415	461
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	888
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	3,230	3,380
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 3.50% 2023[2]	1,215	1,211
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 2027[2]	1,850	1,830
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 2030	1,000	1,023
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2039	2,250	2,375
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2049	5,750	5,971
Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	2,435	2,563
Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	793
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,023
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	2,500	3,020
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,130
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	2,400	3,078
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,299
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	2,000	2,627
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	2,000	2,645
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,822
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	$1,500	$ 1,802
City of St. Louis, Industrial Dev. Auth., Dev. Fncg. Rev. Bonds (Ballpark Village Dev. Project), Series 2017-A, 4.75% 2047	1,000	1,035
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,620	1,717
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,324
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	4,200	4,409
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,000	1,066
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,065
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	1,400	1,464
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,079
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	5,110	5,402
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.00% 2038	1,000	1,080
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 2049	1,335	1,440
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	8,785	9,526
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village Sunset Hills), Series 2012, 5.00% 2032	1,020	1,062
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033[5]	3,300	1,188
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,075	4,616
		110,366
Montana 0.03%
Board of Housing, Single Family Mortgage Bonds, Series 2017-B-1, AMT, 4.00% 2048	2,320	2,416
Nebraska 0.13%
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,350	2,557
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	1,695	1,757
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,180	2,322
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	2,500	2,669
		9,305
Nevada 0.95%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2037[2]	1,000	1,060
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2047[2]	1,400	1,466
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 5.875% 2027[2]	3,000	3,199
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 6.25% 2037[2]	1,250	1,355
American High-Income Municipal Bond Fund — Page 38 of 72

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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2018, AMT, 6.95% 2038[2]	$12,375	$12,714
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 2029[2]	750	789
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2038[2]	1,000	1,054
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2048[2]	1,000	1,041
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	6,500	6,462
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,196
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	450	450
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	270	269
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	380	379
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	390	386
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	405	402
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	420	412
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,080	1,114
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,155	1,218
County of Clark, Special Improvement Dist. No. 151 (Summerlin-Mesa), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2020	1,130	1,147
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 2025	2,550	2,423
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	4,000	4,030
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,580
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,667
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,357
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 2021[2]	240	239
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[2]	3,030	2,948
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 2024	200	206
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2022	385	407
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2023	340	363
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2024	215	230
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2022	1,110	1,144
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 2025	665	695
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2026	700	747
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,650	1,724
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,625	1,668
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2023	220	220
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2024	$ 165	$ 164
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2025	255	250
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 2026	250	246
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2027	270	267
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2028	250	245
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 2033	1,270	1,262
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 2037	1,075	1,072
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 2042	1,375	1,358
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 2047	1,640	1,637
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2026	915	964
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2028	365	380
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2029	640	663
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2031	135	139
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 2058	1,250	1,295
		68,703
New Hampshire 0.23%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	1,445	1,472
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 2024[1]	2,750	2,822
Health and Education Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	150	151
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,442
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,785
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 2027[2]	2,000	2,036
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 2042[2]	1,000	1,013
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 2042[2]	5,000	5,105
		16,826
New Jersey 3.92%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,398
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,912
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	609
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2039	2,500	2,694
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2044	1,000	1,076
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	$ 2,250	$ 2,524
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,681
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,116
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,305
Econ. Dev. Auth. Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,179
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,458
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	794
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,535
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,378
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,121
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,358
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,777
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,710
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,615
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,357
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,257
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,859
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,175
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	3,814
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,145
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,250
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,095
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,045
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,280
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	2,000	2,045
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,759
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,299
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,657
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,405
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,680
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,176
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.90% 2028[3]	13,500	13,462
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	132
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	11,839
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	6,960	7,021
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,770
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	$16,300	$17,786
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,269
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,877
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,966
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,043
County of Essex, Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2015, AMT, 5.25% 2045[2]	600	604
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,134
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,167
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	574
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,093
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2034	1,000	1,170
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,913
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	556
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,080	2,219
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,317
Health Care Facs. Fncg. Auth., State Contract Rev. Ref. Bonds (Hospital Asset Transformation Program), Series 2017, 5.00% 2036	2,000	2,211
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	565	587
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,090
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,302
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,411
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,143
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,163
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	1,500	1,653
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	500	554
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2048	875	966
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,091
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,298
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	454
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,117
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,544
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,809
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2046	3,100	3,388
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	1,210	1,355
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	3,000	3,106
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 2046	6,500	6,789
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,109
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,588
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,104
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,123
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,855	4,734
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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	$ 960	$ 728
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,950	6,474
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	1,791
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2031	12,065	7,725
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,220	9,839
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, BAM insured, 0% 2032	1,260	783
Transportation Trust Fund Auth., Transportation System Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	6,384
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	2,000	2,296
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,198
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,230	1,254
		283,611
New Mexico 0.25%
County of Dona Ana, Improvement Dist. Bonds (Santa Teresa Improvement Dist. - Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	365	367
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	5,000	4,971
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	2,983
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,088
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,560
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	25	25
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	165	166
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	3,105	3,205
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-C-2, Class I, AMT, 3.50% 2045	1,930	1,998
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	780	798
		18,161
New York 3.80%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2026	2,500	2,916
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	6,675	7,465
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	600	675
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	576
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	530
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[2]	7,300	8,005
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[2]	390	393
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[2]	450	490
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[2]	1,150	1,242
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,296
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	10,000	2,565
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	$ 5	$ 5
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	562
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	281
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2050	1,000	1,113
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	4,000	4,273
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[2]	500	562
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[2]	500	561
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2033[2]	1,200	1,343
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2034[2]	1,200	1,338
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2035[2]	1,000	1,113
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)[2]	1,160	1,167
City of Glen Cove, Local Econ. Assistance Corp., Convertible Rev. Bonds (Garvies Point Public Improvement Project), Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[1]	16,320	14,488
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	1,435	1,519
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	110	117
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	1,140	1,217
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	350	376
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	1,750	1,762
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	3,950	4,254
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	7,500	8,275
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	3,160	3,474
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,096
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	13,786
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	32,000	32,029
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,634
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,728
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,148
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 2042[2]	3,000	3,069
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,405	2,473
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,339
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,689
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,103
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2032	5,000	5,989
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,806
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	5,822
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	346
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	1,006
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2019	1,000	1,006
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	15,850	16,361
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	$12,220	$ 12,889
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,767
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	614
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,093
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,700
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,536
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,581
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,518
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,197
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2026	1,110	1,291
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2029	7,000	8,340
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,143
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2031	10,000	11,762
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	10,539
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	1,500	1,800
		275,153
North Carolina 0.24%
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, AMT, 2.35% 2020 (put 2019)	1,000	1,000
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,263
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,890	3,997
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,551
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2020	725	751
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2025	500	561
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2030	1,900	2,040
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2035	1,000	1,050
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	5,230	5,484
		17,697
American High-Income Municipal Bond Fund — Page 45 of 72

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Bonds, notes & other debt instruments (continued) North Dakota 0.15%	Principal amount (000)	Value (000)
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	$ 1,200	$ 1,284
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	535
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	4,435	4,636
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	2,900	3,187
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2053	1,000	1,087
		10,729
Ohio 4.73%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-E, 5.625% 2019	9,295	9,418
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 2038[2]	1,850	1,914
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 2048[2]	2,500	2,612
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018[5]	12,450	12,450
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,570	1,634
American Municipal Power, Inc., Combined Hydroelectric Project Rev. Bonds, Series 2018-A, 2.25% 2048 (put 2021)	950	954
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037[1]	7,875	7,774
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	52,090	49,486
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	62,790	62,641
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	2,330	2,460
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,710	1,806
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	6,060	6,769
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2037	3,250	3,489
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2047	3,695	3,902
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2050	2,400	2,526
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,610
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,185
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,080
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,480
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,073
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,071
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,156
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,298
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2037	2,450	2,694
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	7,750	8,389
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2057	6,000	6,467
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	4,000	4,498
Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 5.60% 2032 (put 2019)	950	952
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 5.25% 2028	250	251
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,466
American High-Income Municipal Bond Fund — Page 46 of 72

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	$ 2,850	$ 2,935
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,262
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	8,100	9,156
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,586
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	4,360	4,697
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	3,870	4,050
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	6,625	6,914
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	1,000	1,081
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	1,250	1,315
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,180
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,758
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	7,000	7,470
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	18,250	20,508
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2020	135	137
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2021	725	752
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,765	2,921
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,094
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	9,360	9,773
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2039	120	130
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	20,455	21,891
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	361
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	7,615	8,216
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,383
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	909
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	773
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,738
		342,495
Oklahoma 0.62%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	945	1,021
Fort Sill Apache Tribe, Econ. Dev. Auth., Gaming Enterprise Rev. Bonds, Series 2011-A, 8.50% 2026[2]	6,370	7,165
City of Tulsa, Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,306
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	1,988
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,096
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,697
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Bonds, notes & other debt instruments (continued) Oklahoma (continued)	Principal amount (000)	Value (000)
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	$15,875	$ 17,162
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	520	562
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2035 (put 2025)	10,750	11,815
		44,812
Oregon 0.52%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 2031[2]	3,500	3,243
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2018-D-248, AMT, 6.50% 2031[2]	13,405	12,420
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2019	445	447
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2019	340	340
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	460	470
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	450	457
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	485	502
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	235	242
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2022	370	387
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2023	260	273
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2026	200	213
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 2052	2,500	2,689
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-B, 3.00% 2022	2,500	2,505
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	2,565	2,659
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	237
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	313
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	276
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	234
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	232
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	312
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,342
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2033	550	630
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2048	1,000	1,122
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	$ 625	$ 673
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,855
		38,073
Pennsylvania 5.45%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,094
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.653% 2037[3]	6,000	5,910
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,500	2,995
City of Allentown, Dev. Auth., Rev. Bonds (Academy Charter), Series 2017-A, 6.25% 2047[2]	5,500	5,516
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 2042[2]	1,500	1,631
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2038	1,000	1,096
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,020	1,149
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2032	395	440
County of Bucks, Industrial Dev. Auth. Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2033	415	462
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022 (put 2019)	5,000	5,046
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,036
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,025
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,860	3,999
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2047	1,160	1,218
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2051	645	672
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 2028[2]	275	280
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 2038[2]	1,602	1,659
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 2048[2]	5,415	5,599
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,719
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	7,500	8,440
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	7,005	7,827
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,116
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,774
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,436
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	572
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	6,550	7,063
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	7,370	7,922
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-B, 5.00% 2021	1,215	1,274
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2027	$ 500	$ 576
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2028	900	1,034
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2029	300	342
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,053
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,862
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	792
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	933
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	464
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	3,850	4,039
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,228
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	901
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,642
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	9,775	9,852
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2019	250	251
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,707
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	18,211
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	12,906
Econ. Dev. Fncg. Auth., Solid Waste Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-1, AMT, 1.95% 2049 (put 2019)	2,300	2,300
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	300	366
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	525	632
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	825	979
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	2,500	2,929
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2029	815	908
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2038	500	540
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2043	1,000	1,069
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2048	1,300	1,384
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2053	1,900	2,016
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, AMT, 5.00% 2030	1,000	1,109
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,639
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	1,000	1,162
American High-Income Municipal Bond Fund — Page 50 of 72

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	$ 6,700	$ 7,030
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	4,690	5,198
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	4,260	4,720
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,688
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	5,025
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,014
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	641
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	1,450	1,591
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	3,235	3,375
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	7,280	7,580
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	10,350	11,190
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2032	400	425
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2037	500	522
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,093
County of Lycoming, Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	4,527
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2047	3,055	3,249
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,692
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,980	5,475
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,440	15,781
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,254
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	3,850	3,860
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	2,005
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029 (preref. 2019)	725	743
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	3,360	3,805
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	5,250	5,893
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,693
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,009
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,125
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.791% 2048 (put 2022)[3]	600	602
American High-Income Municipal Bond Fund — Page 51 of 72

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	$ 3,885	$ 4,194
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,320	13,254
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2027	1,500	1,730
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,142
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2030	2,730	3,078
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2031	1,000	1,118
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	1,000	1,108
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	4,925	5,512
Philadelphia School Dist., G.O. Bonds, Series 2011-E, 5.25% 2023	300	312
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	6,100	7,121
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	4,500	5,234
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	10	12
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,132
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,691
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,125
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2028	745	895
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,270	1,473
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,140
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	7,000	8,540
Public Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,733
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	5,883
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	328
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	329
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,271
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,149
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2034	825	953
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2035	750	864
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	3,917
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,467
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,085
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	650	664
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2035	3,685	4,119
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2038	4,450	4,949
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	1,000	1,134
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,164
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 2023	850	855
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 2028	850	888
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2059	2,000	2,276
		394,440
Puerto Rico 3.76%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	14,825	14,769
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 6.00% 2047	535	540
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2019	2,810	2,819
American High-Income Municipal Bond Fund — Page 52 of 72

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2021	$ 1,000	$ 1,037
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	3,025	3,081
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	130	132
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 2019	400	401
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2028[5]	725	589
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 2024[5]	1,000	810
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 2028[5]	1,980	1,609
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2035[5]	1,925	1,564
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2040[5]	4,960	4,030
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 2042[5]	1,000	810
Electric Power Auth., Power Rev. Ref. Bonds, Series 2002-MM, National insured, 5.00% 2020	845	861
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	715	715
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2025	775	833
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	475	514
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	120	120
Electric Power Auth., Power Rev. Ref. Bonds, Series 2012-A, 5.05% 2042[5]	1,245	1,009
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 2.257% 2029[3]	11,180	11,068
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	554
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2032	970	1,062
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	615	671
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2036	1,040	1,119
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2029	210	235
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2031	385	429
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, National insured, 5.00% 2029	1,075	1,085
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, AMBAC insured, 5.25% 2038	1,445	1,564
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty insured, 5.25% 2019	1,000	1,004
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 2.671% 2028[3]	13,165	11,996
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	8,885	9,559
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty Municipal insured, 5.50% 2026	685	757
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	55	55
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,817
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	1,125	1,126
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	255	255
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	520	515
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,270
American High-Income Municipal Bond Fund — Page 53 of 72

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	$ 3,750	$ 3,764
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,471
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,510
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,565
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,420	2,512
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,053
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,763
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	911
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	300	287
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	825	779
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	947
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	956
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,400	1,305
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,230	2,232
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	50
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	275	276
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,270	2,358
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,897
Infrastructure Fncg. Auth., Special Tax Rev. Bonds, Series 2005-A, AMBAC insured, 0% 2036	1,325	524
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2024	215	234
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2025	1,130	1,241
Public Building Auth., Rev. Ref. Bonds, Series 1993-L, National insured, 5.50% 2021	1,079	1,099
Public Improvement G.O. Bonds, Series 2001-A, Assured Guaranty insured, 5.50% 2029	4,785	5,320
Public Improvement G.O. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2035	1,005	1,039
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, AMBAC insured, 5.50% 2019	1,275	1,280
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2019	1,965	1,972
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2020	3,410	3,494
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2019	1,455	1,460
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2020	3,155	3,233
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2041[5]	11,325	6,002
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2041[3]	2,961	2,598
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2042[3]	2,157	1,892
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2043[3]	1,468	1,288
American High-Income Municipal Bond Fund — Page 54 of 72

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2044[3]	$ 4,312	$ 3,784
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2046[3]	4,403	3,710
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2047[3]	2,165	582
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[3]	86,234	16,661
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,028	1,942
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-2, 4.55% 2040	731	652
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-2, 4.75% 2053	22	19
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-2, 5.00% 2058	293	260
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	6,846	1,581
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	6,504	1,123
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	19,634	19,400
Sales Tax Fncg. Corp., Taxable Sales Tax Rev. Bonds, Series 2007-A, 0% 2041[3]	975	803
Sales Tax Fncg. Corp., Taxable Sales Tax Rev. Bonds, Series 2007-A, 0% 2042[3]	710	585
Sales Tax Fncg. Corp., Taxable Sales Tax Rev. Bonds, Series 2007-A, 0% 2043[3]	483	398
Sales Tax Fncg. Corp., Taxable Sales Tax Rev. Bonds, Series 2007-A, 0% 2044[3]	1,420	1,170
Sales Tax Fncg. Corp., Taxable Sales Tax Rev. Bonds, Series 2007-A, 0% 2046[3]	1,450	1,194
Sales Tax Fncg. Corp., Trust Certificates, Series 2019, Class 2, 0% 2054[3]	746	157
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2023	1,000	996
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	865	861
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	645	641
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2026	520	516
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	914	905
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	1,950	1,911
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	4,892	4,892
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	2,865	2,865
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	645	644
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,760	1,756
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,685	5,664
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,625	4,602
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2025	260	258
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,450	1,439
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	7,380	7,306
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	51
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	105	106
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	2,490
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	7,130
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	655	654
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	60	60
		272,015
Rhode Island 1.07%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	580
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	561
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,734
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,605
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,589
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	8,490	8,730
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,039
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,614
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,044
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Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	$ 1,500	$ 1,530
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,537
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	1,215	1,246
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,730	2,835
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	2,950	3,146
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 2034	8,115	8,408
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 2035	5,000	5,020
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 0% 2052	119,630	12,304
		77,522
South Carolina 1.75%
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2021	73	65
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2022	528	443
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2032	3,075	1,281
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	19,539	3,868
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	4,555	4,758
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036[2,3]	3,000	3,277
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[2,3]	8,330	9,002
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,942
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[2]	2,000	2,065
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2041[2]	6,000	6,168
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,110
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	5,700	5,946
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,239
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2031	2,040	2,194
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2032	2,135	2,289
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2038	11,035	11,677
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2048	3,500	3,648
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,175
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,000	5,424
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,000	3,164
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,330	6,705
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	1,175	1,273
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,500
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,150	11,402
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,804
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2011-B, 4.00% 2019 (escrowed to maturity)	1,000	1,014
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,205	2,407
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,294
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	110
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,180
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.25% 2051 (2.75% on 12/1/2019)[1]	6,035	5,410
		126,834
American High-Income Municipal Bond Fund — Page 56 of 72

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Bonds, notes & other debt instruments (continued) South Dakota 0.09%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	$1,280	$ 1,328
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-E, AMT, 4.00% 2039	4,150	4,349
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	540	553
		6,230
Tennessee 0.30%
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,815	3,071
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	2,135	2,218
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	2,915	3,005
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,757
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,046
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,623
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,092
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 2036[2]	750	805
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2027 (preref. 2023)	490	548
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,790
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,097
		22,052
Texas 6.21%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2038	1,000	1,009
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2048	1,900	1,904
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2053	925	914
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	3,880	3,891
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	3,370	3,737
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	3,745	4,080
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,452
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,872
City of Austin, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,051
Brazoria Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032 (preref. 2022)	750	828
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	1,000	1,027
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,208
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,362
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,400	2,558
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	1,000	1,137
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2024	250	282
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	578
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,850	2,016
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	4,200	4,542
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,628
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,136
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 3.82% 2025 (preref. 2022)	3,820	3,995
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032 (preref. 2022)	$ 925	$ 1,018
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	4,215	4,239
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	289
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	532
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,286
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2037	2,530	2,736
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	21,330	22,783
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,477
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,696
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	389
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	386
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,000	1,108
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028 (preref. 2020)	1,000	1,041
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	3,990	4,372
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2027	1,995	2,455
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,081
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,060
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,224
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	17,492
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.50% 2020	1,000	1,024
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,960
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,450
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,311
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-2, AMT, 5.00% 2020	4,810	4,945
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-C, AMT, 5.00% 2020	8,485	8,723
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	1,931
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 2.093% 2034 (put 2021)[3]	3,500	3,493
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-A, 5.00% 2033	1,000	1,130
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-A, 5.00% 2044	1,000	1,104
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center-Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 3.40% 2044 (put 2023)[3]	1,500	1,504
American High-Income Municipal Bond Fund — Page 58 of 72

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2024	$ 1,000	$ 1,142
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2025	1,000	1,164
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	3,450	3,914
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,861
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,019
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 2031[2]	11,000	11,480
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,503
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 2.85% 2027[3]	2,820	2,772
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,482
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,798
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,624
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2058	1,650	1,826
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	1,020	1,094
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	4,350	4,561
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.375% 2036	500	508
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2046	800	815
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2052	1,150	1,168
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	107
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2043	3,700	3,929
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2049	1,150	1,217
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	390
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	368
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,410	1,551
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,331
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Presbyterian Village North Project), Series 2018, 5.00% 2019	410	413
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2039	2,250	2,368
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,962
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,931
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	1,615	1,651
American High-Income Municipal Bond Fund — Page 59 of 72

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	$ 2,540	$ 2,559
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	1,000	977
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2030	1,150	1,205
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2031	800	833
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2032	855	887
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	6,310	6,450
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	9,405	9,499
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	5,265	5,512
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,870	9,357
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032	750	773
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037	600	614
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042	1,000	1,018
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048	3,460	3,541
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	590
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,471
North Texas Tollway Auth., Special Projects System Rev. Bonds, Series 2011-D, 5.00% 2029 (preref. 2021)	735	790
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	562
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,605
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,132
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,271
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,133
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,126
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	11,771
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2036	500	514
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 7.75% 2044	3,315	3,841
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 8.00% 2049	3,355	3,937
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,038
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,642
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,062
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2045	1,500	1,679
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038[5]	3,110	995
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2027	9,890	10,111
American High-Income Municipal Bond Fund — Page 60 of 72

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	$ 5,500	$ 5,507
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2037	7,150	7,553
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2045	13,250	13,832
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2024	1,610	1,598
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	1,650	1,598
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2040	1,350	1,320
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.75% 2037	7,170	5,664
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Senior Living), Series 2017-B-3, 3.875% 2022	2,750	2,751
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp.), Series 2017, 5.25% 2047	5,180	4,751
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	900	711
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	625	494
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	726
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	1,960
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,000	943
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,253
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,600
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,541
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Series 2019-A, 0% 2041	430	161
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Series 2019-A, 0% 2042	2,370	840
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	315	328
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	805	867
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	4,047
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2027	3,280	2,700
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	13,985
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2029	10,500	7,952
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), Series 2011, 6.00% 2041 (preref. 2021)	9,035	9,923
		449,495
United States 0.03%
Freddie Mac, Multi Family Mortgage Bonds, Class AUS, Series 2019-ML-05, 3.40% 2036	2,160	2,247
Utah 0.49%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 2046[2]	7,405	7,666
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[2]	27,475	27,698
		35,364
American High-Income Municipal Bond Fund — Page 61 of 72

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Bonds, notes & other debt instruments (continued) Vermont 0.27%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 2036 (put 2028)[2]	$ 250	$ 256
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	3,000	3,093
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	3,500	3,687
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	2,000	2,095
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	1,100	1,142
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	600	624
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,528
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 2029	1,000	1,030
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 2030	790	816
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2031	500	520
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2032	400	415
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 2046	1,850	1,893
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	300	345
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	500	582
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	300	347
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	500	574
		19,947
Virgin Islands 0.04%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,456
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-B, 5.25% 2029	275	264
		2,720
Virginia 2.30%
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,264
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,000	3,286
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)[1]	1,500	1,399
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	2,500	2,726
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	4,000	4,345
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	9,805	10,519
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,029
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2048	1,400	1,489
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2051	2,375	2,520
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,121
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	1,000	1,087
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2039	5,970	6,369
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2044	3,545	3,746
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2049	4,070	4,285
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2052	1,970	2,059
American High-Income Municipal Bond Fund — Page 62 of 72

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2037	$ 1,410	$ 1,534
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2047	2,200	2,357
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2020	365	374
Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	367	367
Town of Farmville, Industrial Dev, Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	3,250	3,582
Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,285
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 2046[2]	9,250	9,952
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[2]	27,900	29,915
County of Norfolk, Redev. and Housing Auth. Bonds (Fort Norfolk Retirement Community Inc.), Series 2019, 5.00% 2049	7,500	7,865
County of Norfolk, Redev. and Housing Auth. Bonds (Fort Norfolk Retirement Community Inc.), Series 2019, 5.25% 2054	6,500	6,884
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.00% 2023[2]	445	456
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.50% 2028[2]	725	766
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 2037[2]	1,500	1,599
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 2045[2]	2,350	2,484
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	697
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	880	944
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2049	2,000	2,195
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2052	7,000	7,661
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	1,425	1,536
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	4,075	4,340
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	3,500	3,690
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	4,510	4,752
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	8,425	8,850
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,436
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,606
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 2048[1,2]	1,500	1,553
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,145
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	242	242
		166,311
Washington 1.57%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	5,000	5,801
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2048	10,000	11,554
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	1,250	1,250
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 3.30% 2035 (put 2021)[3]	7,375	7,391
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	1,250	1,355
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,620	2,866
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,070
American High-Income Municipal Bond Fund — Page 63 of 72

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2031[2]	$1,000	$ 1,126
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2033[2]	1,050	1,173
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Hearthstone Project), Series 2018-B, 3.125% 2023[2]	2,500	2,500
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[2]	900	985
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 2035[2]	1,630	1,777
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[2]	5,465	5,930
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[2]	1,625	1,754
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038[2]	2,350	2,597
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043[2]	3,100	3,407
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048[2]	2,700	2,962
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2033[2]	250	267
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2048[2]	750	783
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	7,000	7,964
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	9,090	10,369
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,285	1,310
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032[2]	1,955	2,143
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 2038[2]	6,245	6,788
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 2032[2]	600	658
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 2038[2]	600	652
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,825	5,220
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,676
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2030	2,000	2,176
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2031	2,000	2,175
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	4,000	4,312
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2025	500	548
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,000	1,154
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,440	2,803
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,000	1,141
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,500	1,701
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,690
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,500	1,682
		113,710
American High-Income Municipal Bond Fund — Page 64 of 72

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Bonds, notes & other debt instruments (continued) West Virginia 0.30%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	$ 2,100	$ 2,092
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	6,550	6,616
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	6,000	6,004
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.125% 2047	2,000	2,058
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	4,700	5,338
		22,108
Wisconsin 2.44%
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.125% 2023 (preref. 2019)	800	800
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 6.00% 2026	1,025	1,025
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.85% 2054 (put 2023)[3]	6,750	6,735
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,262
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	500	529
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,145
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2023	1,085	1,161
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2024	1,165	1,256
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2025	1,225	1,330
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2026	1,285	1,405
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2027	1,350	1,480
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2029	1,485	1,618
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2031	1,640	1,772
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corporation Cedar Community), Series 2017, 5.00% 2037	1,110	1,169
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,038
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	2,215	2,443
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,205	3,532
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 5.00% 2047	6,000	6,659
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	1,600	1,867
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	1,000	1,022
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033 (preref. 2025)	550	618
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	13,425	13,819
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-E, AMT, 3.50% 2046	3,500	3,605
American High-Income Municipal Bond Fund — Page 65 of 72

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	$1,780	$2,094
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	60	63
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	477
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[2]	5,000	5,357
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[2]	2,000	2,136
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[2]	1,605	1,763
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[2]	1,000	1,133
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,333
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co., Series 2014, AMT, 5.25% 2030	3,000	3,270
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[2]	2,000	2,199
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[2]	2,750	3,095
Public Fin. Auth., Limited Obligation Pilot Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[2]	4,000	4,681
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2026	1,000	1,162
Public Fin. Auth., Rev. Bonds (Prime Healthcare Foundation), Series 2018, 5.35% 2045	1,000	1,113
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2027	2,345	2,682
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	527
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,247
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,319
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	6,855
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[2]	555	564
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[2]	500	511
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[2]	1,100	1,117
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[2]	1,280	1,368
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[2]	650	694
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[2]	250	265
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[2]	900	951
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[2]	2,300	2,418
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-B-2, 3.50% 2023[2]	1,600	1,600
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-B-3, 3.00% 2022[2]	305	305
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[2]	1,000	1,058
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[2]	1,800	1,923
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,498
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 2.35% 2027 (put 2019)	7,000	7,000
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	1,888
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,061
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,125
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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	$ 2,140	$ 2,298
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	6,730	7,502
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	15,115	10,644
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2028	8,975	6,008
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2029	12,855	8,138
		176,732
Total bonds, notes & other debt instruments (cost: $6,636,204,000)		6,880,750
Short-term securities 3.71%
State of California, Statewide Communities Dev. Auth., Multi Family Housing Rev. Ref. Bonds (Westgate Pasadena Apartments Project), Series 2013-B, AMT, 2.50% 2042[3]	5,000	5,000
State of California, Dept. of Water Resources, Water Rev. IAM Commercial Paper, Series 2019-2, 1.90% 6/13/2019	4,000	4,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/26/2019	3,000	3,009
State of Florida, County of Alachua, Health Facs. Auth., Health Facs. Rev. IAM Commercial Paper, Series 2008-A, 1.64% 5/3/2019	4,000	4,000
State of Florida, Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds, Series 2008-C, 2.31% 2035[3]	800	800
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 2.30% 2044[3]	10,500	10,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.30% 2044[3]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 2.35% 2040[3]	1,000	1,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 2.31% 2043[3]	4,225	4,225
State of Maryland, Health and Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2019-B, 1.84% 6/4/2019	2,000	2,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.85% 2041 (put 2019)[9]	8,000	8,000
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-C, 4.00% 6/20/2019	15,000	15,047
State of Massachusetts, Dev. Fin. Agcy., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.25% 2027 (put 2019)[2,9]	2,500	2,500
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 2.30% 2035[3]	6,025	6,025
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 2.31% 2030[3]	11,500	11,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 2.31% 2030[3]	9,000	9,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 2.30% 2030[3]	1,925	1,925
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 2.30% 2030[3]	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 2.31% 2030[3]	2,300	2,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 2.30% 2030[3]	3,080	3,080
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Short-term securities (continued)	Principal amount (000)	Value (000)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-G, 2.25% 2030[3]	$ 3,030	$ 3,030
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 2.25% 2035[3]	7,275	7,275
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 2.31% 2035[3]	12,000	12,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 2.31% 2035[3]	6,700	6,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 2.30% 2035[3]	9,330	9,330
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2014-B, 2.30% 2035[3]	9,000	9,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 2.26% 2030[3]	2,100	2,100
State of Missouri, City of St. Joseph, Industrial Dev. Auth., Demand Health Facs. Rev. Bonds (Heartland Regional Medical Center), Series 2009-A, 2.26% 2043[3]	3,000	3,000
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 2.29% 2041[3]	1,800	1,800
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2006-H-1, 2.30% 2036[3]	11,680	11,680
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 2.31% 2035[3]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2008-B-3, 2.31% 2025[3]	10,500	10,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011, Series 2011-FF-1, 2.31% 2044[3]	3,650	3,650
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 2.31% 2049[3]	2,700	2,700
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.31% 2048[3]	7,000	7,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.31% 2041[3]	1,600	1,600
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 2.31% 2045[3]	4,220	4,220
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 2.31% 2031[3]	1,600	1,600
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 1.60% 2037[3]	1,500	1,500
State of North Carolina, Medical Care Commission, Health System Rev. Bonds (Catholic Health East), Series 2008, 2.37% 2028[3]	2,815	2,815
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 2.40% 2044 (put 2019)[9]	12,300	12,299
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 2.30% 2031[3]	1,000	1,000
State of Texas, City of Houston, Anticipation Rev. and Tax Notes, Series 2018, 4.00% 6/28/2019	1,000	1,004
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 2.31% 2024[3]	8,900	8,900
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 2.29% 2051[3]	4,000	4,000
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 2.31% 2040[3]	5,000	5,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	1,000	1,007
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019-A, 1.73% 5/16/2019	3,520	3,520
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019-A, 1.80% 6/6/2019	5,000	5,000
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Short-term securities (continued)	Principal amount (000)	Value (000)
State of Virginia, University of Virginia, IAM Commercial Paper, Series 2019-A, 1.60% 5/15/2019	$ 2,600	$ 2,600
State of Virginia, University of Virginia, IAM Commercial Paper, Series 2019-A, 1.60% 5/16/2019	13,000	13,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 1.95% 2025 (put 2019)[9]	3,500	3,500
State of Wyoming, County of Uinta, Wyoming Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 2.31% 2022[3]	4,500	4,500
Total short-term securities (cost: $268,242,000)		268,241
Total investment securities 98.71% (cost: $6,904,446,000)		7,148,991
Other assets less liabilities 1.29%		93,735
Net assets 100.00%		$7,242,726
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[10] (000)	Value at 4/30/2019[11] (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	3,206	July 2019	$ 641,200	$ 682,903	$ 897
5 Year U.S. Treasury Note Futures	Long	1,702	July 2019	170,200	196,820	1,117
10 Year Ultra U.S. Treasury Note Futures	Short	638	June 2019	(63,800)	(84,077)	(245)
10 Year U.S. Treasury Note Futures	Short	1,002	June 2019	(100,200)	(123,919)	(320)
30 Year Ultra U.S. Treasury Bond Futures	Short	286	June 2019	(28,600)	(46,984)	42
						$1,491
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $914,366,000, which represented 12.62% of the net assets of the fund.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Amount less than one thousand.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,632,000, which represented .09% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	For short-term securities, the mandatory put date is considered to be the maturity date.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as
American High-Income Municipal Bond Fund — Page 69 of 72

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yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $306,633,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
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participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$ —	$ 1,061,838	$ —	$ 1,061,838
Texas	—	449,495	—	449,495
California	—	427,899	—	427,899
Colorado	—	405,595	—	405,595
Pennsylvania	—	394,440	—	394,440
Florida	—	370,109	6,632	376,741
Ohio	—	342,495	—	342,495
New Jersey	—	283,611	—	283,611
New York	—	275,153	—	275,153
Puerto Rico	—	272,015	—	272,015
Other	—	2,591,468	—	2,591,468
Short-term securities	—	268,241	—	268,241
Total	$—	$7,142,359	$6,632	$7,148,991
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 2,056	$ —	$ —	$ 2,056
Liabilities:
Unrealized depreciation on futures contracts	(565)	—	—	(565)
Total	$1,491	$—	$—	$1,491
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-040-0619O-S66063	American High-Income Municipal Bond Fund — Page 72 of 72